Earnings Per Unit - Additional Information (Detail) (Unit options and warrants) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Unit options and warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average anti-dilutive unit equivalents excluded from computation of earnings per unit (in units)	2	2	2